                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2000
                                                ---------------------
Check here if Amendment [X]; Amendment Number:    001
                                                --------
This Amendment (Check only one.):    [X] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:        Driehaus Capital Management, L.L.C.
           -------------------------------------------------
Address:     25 East Erie Street
           -------------------------------------------------
             Chicago, Illinois 60611
           -------------------------------------------------

           -------------------------------------------------

Form 13F File Number: 28-06237
                         ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mary H. Weiss
           -------------------------------------------------
Title:       Vice President
           -------------------------------------------------
Phone:       (312) 587-3800
           -------------------------------------------------

Signature, Place, and Date of Signing:

/s/  M. H. WEISS                 Chicago, Illinois            November 16, 2001
-----------------------   --------------------------------    ------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
                                            ------------------
Form 13F Information Table Entry Total:           155
                                            ------------------
Form 13F Information Table Value Total:     $  149541
                                            ------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number          Name
---        --------------------          -----------------------------------
001        28-3580                       Driehaus Capital Management, Inc.

                                    Name of Reporting Manager: Driehaus Capital Management, LLC ("DCM LLC.")

                                                                                            Item 6:
                                                                         Item 5:            Investment Discretion
                                                                         Shares
Item 1:                             Item 2:       Item 3:   Item 4:      or
Name of Issuer                      Title of      CUSIP     Fair Market  Principal          (b) Shared     (c)
                                    Class         Number    Value        Amount   (a)Sole   As Defined   Shared -
                                                                                            in Instr. V   Other
AdvancePCS                          Common        00790K10       1621       35631                           X
Advanced Digital Info. Corp.        Common        00752510        875       38030                           X
Aeroflex Inc.                       Common        00776810       1224       42474                           X
Agrium Inc.                         ADR           00891610        738       50430                           X
Airtran Holdings Inc.               Common        00949P10        474       65365                           X
Aksys Ltd.                          Common        01019610        302       18304                           X
Albany Molecular Research           Common        01242310       1546       25081                           X
Alliance Gaming Corp.               Common        01859P60        670       76025                           X
Alteon                              Common        02144G10         56       16351                           X
Alza Corp.                          Common        02261510        592       13924                           X
AmSurg Corp. - Cl. A                Common        03232P10        492       20173                           X
Ameripath Inc                       Common        03071D10        789       31540                           X
Amtech Systems Inc.                 Common        03233250        205       25641                           X
Apache Corp.                        Common        03741110       1632       23289                           X
ArQule Inc.                         Common        04269E10        604       18867                           X
AstroPower Inc.                     Common        04644A10        779       24815                           X
Atrix Labs Inc.                     Common        04962L10        492       28860                           X
Avid Technology Inc.                Common        05367P10        508       27815                           X
Bebe Stores Inc                     Common        07557110        355       16595                           X
Belco Oil & Gas Corp                Common        07741010        203       16328                           X
Beverly Enterprises Inc.            Common        08785130        503       61383                           X
Biosite Diagnostic Inc              Common        09094510        528       13056                           X
Biovail Corporation                 ADR           09067J10        554       14251                           X
Bisys Group Inc.                    Common        05547210       1167       22398                           X
Bob Evans Farms                     Common        09676110        502       23557                           X
CE Franklin Ltd.                    Common        12515110         94       18873                           X
Capstone Turbine Corp               Common        14067D10        430       15374                           X
Caremark RX Inc                     Common        14170510        905       66694                           X
Carreker Corporation                Common        14443310       2590       74542                           X
Catapult Communications Corp.       Common        14901610        672       40118                           X
Centex Corp.                        Common        15231210        923       24584                           X
Cerner Corp.                        Common        15678210       1119       24188                           X
Champps Entertainment Incurants     Common        15878710         75       10894                           X
Chesapeake Energy Corp.             Common        16516710        390       38513                           X


                                                           (SEC USE ONLY)

                                                     Item 8:
                                                     Voting Authority (Shares)

Item 1:
Name of Issuer                         Item 7:
                                       Managers
                                       See Instr.  (a) Sole (b) Shared (c) None
AdvancePCS                               001             0         0      35631
Advanced Digital Info. Corp.             001             0         0      38030
Aeroflex Inc.                            001             0         0      42474
Agrium Inc.                              001             0         0      50430
Airtran Holdings Inc.                    001             0         0      65365
Aksys Ltd.                               001             0         0      18304
Albany Molecular Research                001             0         0      25081
Alliance Gaming Corp.                    001             0         0      76025
Alteon                                   001             0         0      16351
Alza Corp.                               001             0         0      13924
AmSurg Corp. - Cl. A                     001             0         0      20173
Ameripath Inc                            001             0         0      31540
Amtech Systems Inc.                      001             0         0      25641
Apache Corp.                             001             0         0      23289
ArQule Inc.                              001             0         0      18867
AstroPower Inc.                          001             0         0      24815
Atrix Labs Inc.                          001             0         0      28860
Avid Technology Inc.                     001             0         0      27815
Bebe Stores Inc                          001             0         0      16595
Belco Oil & Gas Corp                     001             0         0      16328
Beverly Enterprises Inc.                 001             0         0      61383
Biosite Diagnostic Inc                   001             0         0      13056
Biovail Corporation                      001             0         0      14251
Bisys Group Inc.                         001             0         0      22398
Bob Evans Farms                          001             0         0      23557
CE Franklin Ltd.                         001             0         0      18873
Capstone Turbine Corp                    001             0         0      15374
Caremark RX Inc                          001             0         0      66694
Carreker Corporation                     001             0         0      74542
Catapult Communications Corp.            001             0         0      40118
Centex Corp.                             001             0         0      24584
Cerner Corp.                             001             0         0      24188
Champps Entertainment Incurants          001             0         0      10894
Chesapeake Energy Corp.                  001             0         0      38513



Chronimed Inc.                      Common        17116410        313      25786                           X
Coinstar Inc.                       Common        19259P30        551      36114                           X
Computer Network Tech. Corp.        Common        20492510        826      28671                           X
Comstock Resources Inc.             Common        20576820        962      65254                           X
Conceptus Inc.                      Common        20601610        214      16330                           X
Concord EFS Inc.                    Common        20619710       1593      36246                           X
Cott Corporation                    ADR           22163N10        252      33032                           X
Coventry Health Care Inc.           Common        22286210       2012      75399                           X
Cross Timbers Oil Co.               Common        22757310       2245      80904                           X
Cytyc Corporation                   Common        23294610        658      10524                           X
Dave and Busters Inc.               Common        23833N10        227      20636                           X
Davita Inc                          Common        23918K10        897      52376                           X
Denbury Resources Inc.              Common        24791620        463      42118                           X
Diagnostic Products Corp.           Common        25245010        678      12415                           X
Dianon Systems Inc.                 Common        25282610        659      15017                           X
Digital Power Corp                  Common        25386210         84      49943                           X
Documentum Inc.                     Common        25615910       1720      34614                           X
Eclipsys Corp                       Common        27885610       2642     107832                           X
Edge Petroleum                      Common        27986210        161      16328                           X
Engineered Support Systems          Common        29286610        308      14162                           X
Everest RE Group                    Common        G3223R10       2419      33779                           X
Fidelity National Finl. Inc.        Common        31632610       2445      66193                           X
Filenet Corp.                       Common        31686910       1548      56794                           X
First American Finl. Corp.          Common        31852230       1335      40603                           X
Gildan Activewear Cl A              ADR           37591610        423      10824                           X
Grey Wolf                           Common        39788810        278      47245                           X
Gymboree Corp                       Common        40377710        677      48799                           X
HEI Inc.                            Common        40416010        177      17673                           X
HNC Software                        Common        40425P10        499      16802                           X
HS Resources Inc.                   Common        40429710        803      18951                           X
Health Net Inc                      Common        42222G10       1135      43345                           X
HealthPlan Services Corp.           Common        42195910        352      38097                           X
Healthsouth Corp.                   Common        42192410        773      47364                           X
Henry Schein Inc.                   Common        80640710        521      15037                           X
Horizon Offshore Inc.               Common        44043J10        415      21013                           X
Hovnanian Enterprises - A           Common        44248720        153      16332                           X
Hybrid Networks Inc.                Common        44860K10        213      27286                           X
Hytek Microsystems Inc.             Common        44918010         69      14883                           X
I-Stat Corp.                        Common        45031210        561      21223                           X
IDX Systems Corp                    Common        44949110        352      14095                           X
IMS Health Inc                      Common        44993410       1359      50342                           X
IPC Holdings Ltd.                   Common        G4933P10        477      22707                           X
Impath Inc                          Common        45255G10       1994      29979                           X


Chronimed Inc.                           001             0         0      25786
Coinstar Inc.                            001             0         0      36114
Computer Network Tech. Corp.             001             0         0      28671
Comstock Resources Inc.                  001             0         0      65254
Conceptus Inc.                           001             0         0      16330
Concord EFS Inc.                         001             0         0      36246
Cott Corporation                         001             0         0      33032
Coventry Health Care Inc.                001             0         0      75399
Cross Timbers Oil Co.                    001             0         0      80904
Cytyc Corporation                        001             0         0      10524
Dave and Busters Inc.                    001             0         0      20636
Davita Inc                               001             0         0      52376
Denbury Resources Inc.                   001             0         0      42118
Diagnostic Products Corp.                001             0         0      12415
Dianon Systems Inc.                      001             0         0      15017
Digital Power Corp                       001             0         0      49943
Documentum Inc.                          001             0         0      34614
Eclipsys Corp                            001             0         0     107832
Edge Petroleum                           001             0         0      16328
Engineered Support Systems               001             0         0      14162
Everest RE Group                         001             0         0      33779
Fidelity National Finl. Inc.             001             0         0      66193
Filenet Corp.                            001             0         0      56794
First American Finl. Corp.               001             0         0      40603
Gildan Activewear Cl A                   001             0         0      10824
Grey Wolf                                001             0         0      47245
Gymboree Corp                            001             0         0      48799
HEI Inc.                                 001             0         0      17673
HNC Software                             001             0         0      16802
HS Resources Inc.                        001             0         0      18951
Health Net Inc                           001             0         0      43345
HealthPlan Services Corp.                001             0         0      38097
Healthsouth Corp.                        001             0         0      47364
Henry Schein Inc.                        001             0         0      15037
Horizon Offshore Inc.                    001             0         0      21013
Hovnanian Enterprises - A                001             0         0      16332
Hybrid Networks Inc.                     001             0         0      27286
Hytek Microsystems Inc.                  001             0         0      14883
I-Stat Corp.                             001             0         0      21223
IDX Systems Corp                         001             0         0      14095
IMS Health Inc                           001             0         0      50342
IPC Holdings Ltd.                        001             0         0      22707
Impath Inc                               001             0         0      29979


Indymac Mortgage Holdings           Common        45660710       3341     113258                           X
Infocure Corp                       Common        45665A10        333      88814                           X
Innodata Corp.                      Common        45764220        298      27119                           X
Innovative Solutions & Support Inc. Common        45769N10        191      10899                           X
Intl. Game Technology               Common        45990210        808      16826                           X
Intranet Solutions Inc              Common        46093930       1576      30900                           X
Investors Finl Srvcs                Common        46191510       5351      62222                           X
Invitrogen Corp                     Common        46185R10       1476      17084                           X
Ixia                                Common        45071R10        379      16583                           X
J Jill Group Inc.                   Common        46618910        841      54243                           X
K-Swiss Inc. - Cl. A                Common        48268610        915      36619                           X
KRISPY KREME                        Common        50101410       2367      28517                           X
Kaman Corp. - Cl. A                 Common        48354810        170      10070                           X
King Pharmaceuticals Inc            Common        49558210       1327      25674                           X
Laboratory Corp of Amer. Hldgs.     Common        50540R40       7284      41388                           X
Lecroy Corp                         Common        52324W10        239      19323                           X
Lennar Corp.                        Common        52605710        478      13197                           X
Lincare Holdings Inc.               Common        53279110        880      15430                           X
Macrovision Corp                    Common        55590410       1447      19556                           X
Magnum Hunter Resources Inc.        Common        55972F20        199      18344                           X
Manor Care Inc                      Common        56405510        735      35617                           X
Mapinfo Corp                        Common        56510510        545      11531                           X
Matec Corp.                         Common        57666810         74      12268                           X
Med Design Corp                     Common        58392610        179      11284                           X
Mercury Interactive Corp            Common        58940510       1825      20226                           X
Meritage Corporation                Common        59001A10        584      15674                           X
Metro One Telecomm Inc              Common        59163F10        547      21886                           X
Mid Atlantic Medical Services       Common        59523C10        719      36299                           X
Mitchell Energy & Development       Common        60659220       1586      25894                           X
Nabors Industries Inc.              Common        62956810       1566      26468                           X
Napro Biotherapeutics               Common        63079510        498      58666                           X
National Oilwell Inc                Common        63707110        567      14663                           X
Newport Corp.                       Common        65182410        986      12544                           X
OMI Corp. - New                     Common        Y6476W10        208      32236                           X
Oakley Inc.                         Common        67366210        231      17127                           X
Ohio Casualty Corp.                 Common        67724010        364      36368                           X
Orthodontic Centers of America      Common        68750P10        639      20433                           X
Pacific Sunwear Cal                 Common        69487310        291      11353                           X
Panera Bread Company                Common        69840W10        263      11513                           X
Pediatrix Medical                   Common        70532410        892      37083                           X
Pharmaceutical Prod Dev             Common        71712410       3066      61701                           X
Planar Systems Inc                  Common        72690010        813      32688                           X
Power One Inc                       Common        73930810       1351      34377                           X



Indymac Mortgage Holdings                  001             0         0     113258
Infocure Corp                              001             0         0      88814
Innodata Corp.                             001             0         0      27119
Innovative Solutions & Support Inc.        001             0         0      10899
Intl. Game Technology                      001             0         0      16826
Intranet Solutions Inc                     001             0         0      30900
Investors Finl Srvcs                       001             0         0      62222
Invitrogen Corp                            001             0         0      17084
Ixia                                       001             0         0      16583
J Jill Group Inc.                          001             0         0      54243
K-Swiss Inc. - Cl. A                       001             0         0      36619
KRISPY KREME                               001             0         0      28517
Kaman Corp. - Cl. A                        001             0         0      10070
King Pharmaceuticals Inc                   001             0         0      25674
Laboratory Corp of Amer. Hldgs.            001             0         0      41388
Lecroy Corp                                001             0         0      19323
Lennar Corp.                               001             0         0      13197
Lincare Holdings Inc.                      001             0         0      15430
Macrovision Corp                           001             0         0      19556
Magnum Hunter Resources Inc.               001             0         0      18344
Manor Care Inc                             001             0         0      35617
Mapinfo Corp                               001             0         0      11531
Matec Corp.                                001             0         0      12268
Med Design Corp                            001             0         0      11284
Mercury Interactive Corp                   001             0         0      20226
Meritage Corporation                       001             0         0      15674
Metro One Telecomm Inc                     001             0         0      21886
Mid Atlantic Medical Services              001             0         0      36299
Mitchell Energy & Development              001             0         0      25894
Nabors Industries Inc.                     001             0         0      26468
Napro Biotherapeutics                      001             0         0      58666
National Oilwell Inc                       001             0         0      14663
Newport Corp.                              001             0         0      12544
OMI Corp. - New                            001             0         0      32236
Oakley Inc.                                001             0         0      17127
Ohio Casualty Corp.                        001             0         0      36368
Orthodontic Centers of America             001             0         0      20433
Pacific Sunwear Cal                        001             0         0      11353
Panera Bread Company                       001             0         0      11513
Pediatrix Medical                          001             0         0      37083
Pharmaceutical Prod Dev                    001             0         0      61701
Planar Systems Inc                         001             0         0      32688
Power One Inc                              001             0         0      34377


Powerwave Tech Inc                  Common        73936310       1452      24820                           X
Prima Energy Corp.                  Common        74190120        730      20869                           X
Professional Detailing Inc.         Common        74312N10       5168      48865                           X
PurchasePro.com, Inc.               Common        74614410        305      17445                           X
Rainbow Technologies Inc.           Common        75086210        243      15351                           X
Range Resources Corp                Common        75281A10        734     106700                           X
Remington Oil & Gas Corp.           Common        75959430        905      69642                           X
Renaissancere Holdings Ltd          Common        G7496G10       1275      16283                           X
SEI Investments Company             Common        78411710       1481      13227                           X
SICOR INC                           Common        82584610       2142     148363                           X
Sabre Group Hldgs                   Common        78590510        804      18643                           X
Sage Inc.                           Common        78663210        450      30501                           X
Scios Inc.                          Common        80890510       2902     125839                           X
Serologicals Corp                   Common        81752310        717      47571                           X
Shuffle Master Inc                  Common        82554910        375      23624                           X
Southwest Airlines                  Common        84474110       1122      33475                           X
Spinnaker Exploration Co            Common        84855W10       3299      77612                           X
Sunguard Data Systems inc           Common        86736310        585      12407                           X
Superior Energy Services Inc.       Common        86815710        410      35614                           X
Swift Energy Co.                    Common        87073810       2176      57837                           X
Talbots Inc                         Common        87416110        771      16899                           X
Talx Corp                           Common        87491810        502      12538                           X
Taro Pharmaceutical Indus.          ADR           M8737E10        879      28285                           X
Trenwick Group Ltd.                 Common        G9032C10        397      15993                           X
Trico Marine Services               Common        89610610        327      21172                           X
Triquint Semiconductor              Common        89674K10        464      10617                           X
Unit Corp.                          Common        90921810        391      20668                           X
Urocor Inc                          Common        91727P10        119      13628                           X
Varco International Inc.            Common        92212210        307      14107                           X
Varian Medical Systems Inc.         Common        92220P10       1597      23507                           X
Vertex Pharmaceuticals Inc.         Common        92532F10        897      12546                           X
Waters Corp.                        Common        94184810        896      10734                           X
XCare.net, Inc.                     Common        98388Y10        332      64710                           X
XL Capital Ltd Cl A                 ADR           G9825510       2250      25747                           X
aremissoft corp                     Common        04002610       2656      62215                           X
                                                               149541    5119049




Powerwave Tech Inc                    001             0         0      24820
Prima Energy Corp.                    001             0         0      20869
Professional Detailing Inc.           001             0         0      48865
PurchasePro.com, Inc.                 001             0         0      17445
Rainbow Technologies Inc.             001             0         0      15351
Range Resources Corp                  001             0         0     106700
Remington Oil & Gas Corp.             001             0         0      69642
Renaissancere Holdings Ltd            001             0         0      16283
SEI Investments Company               001             0         0      13227
SICOR INC                             001             0         0     148363
Sabre Group Hldgs                     001             0         0      18643
Sage Inc.                             001             0         0      30501
Scios Inc.                            001             0         0     125839
Serologicals Corp                     001             0         0      47571
Shuffle Master Inc                    001             0         0      23624
Southwest Airlines                    001             0         0      33475
Spinnaker Exploration Co              001             0         0      77612
Sunguard Data Systems inc             001             0         0      12407
Superior Energy Services Inc.         001             0         0      35614
Swift Energy Co.                      001             0         0      57837
Talbots Inc                           001             0         0      16899
Talx Corp                             001             0         0      12538
Taro Pharmaceutical Indus.            001             0         0      28285
Trenwick Group Ltd.                   001             0         0      15993
Trico Marine Services                 001             0         0      21172
Triquint Semiconductor                001             0         0      10617
Unit Corp.                            001             0         0      20668
Urocor Inc                            001             0         0      13628
Varco International Inc.              001             0         0      14107
Varian Medical Systems Inc.           001             0         0      23507
Vertex Pharmaceuticals Inc.           001             0         0      12546
Waters Corp.                          001             0         0      10734
XCare.net, Inc.                       001             0         0      64710
XL Capital Ltd Cl A                   001             0         0      25747
aremissoft corp                       001             0         0      62215
